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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [   ]; Amendment Number:
                                                -----------------------
      This Amendment (Check only one.):   [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chatterjee Fund Management, L.P.(a)
Address:     888 Seventh Avenue
             New York, New York 10106

Form 13F File Number: 028-07214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. John Flanagan
Title:      Chief Financial Officer
Phone:      212-271-1947

Signature, Place, and Date of Signing:

 /s/ John Flanagan             New York, New York            August 9, 2006
-----------------------     -----------------------     -----------------------
[Signature]                       [City, State]                 [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                        ----
Form 13F Information Table Entry Total:                                  3
                                                                        ----
Form 13F Information Table Value Total:                               $6,965
                                                                      ------
                                                                    (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                        Chatterjee Fund Management, L.P.
                           Form 13F Information Table
                           Quarter ended June 30, 2006

                                                                                   Investment Discretion           Voting Authority
                                                                                   ---------------------           ----------------
                                              Fair Market   Shares or
Issuer                   Title of  Cusip        Value       Principal   SH/  Put/       Shared   Shared  Other
                          Class    Number   (in thousands)   Amount     PRN  Call Sole  Defined  Other  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOM GRP         COM    741929AL7    $     2         3,632     SH         X                                X
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                 COM    871130100    $   208        10,724     SH         X                                X
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                COM    909214108    $ 6,755     1,075,700     SH         X                                X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                        $6,965
(in thousands)